Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 344,747	$ 267,801	$ 226,372	$ 164,299	$ 160,780
Fair value of plan assets	(298,342)	(197,345)	(173,141)	(168,658)	(93,903)
Net defined benefit liability	46,405	70,456	$ 53,231	$ (4,359)	$ 66,877
TFI International pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	15,282	14,938
Fair value of plan assets	(1,641)	(366)
Net defined benefit liability	13,641	14,572
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	329,465	252,863
Fair value of plan assets	(296,701)	(196,979)
Net defined benefit liability	$ 32,764	$ 55,884